SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Loss per share (Details)		6 Months Ended
	Oct. 31, 2019 Vote shares	Jun. 30, 2022 Vote shares
Class A ordinary shares
Class of Stock [Line Items]
Number of votes per common share	1	1
Number of shares convertible per share | shares	1	1
Class B ordinary shares
Class of Stock [Line Items]
Number of votes per common share	10	10